Financial Instruments and Fair Value Measurements - Fair Value Hierarchy for Financial Assets and Liabilities Measured on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Contingent consideration	$ 179,400
Recurring Basis
Assets:
Foreign exchange contracts	6,689	$ 2,673
Total assets	501,439	694,324
Liabilities:
Foreign exchange contracts	(1,814)	(5,957)
Contingent consideration	162,160	48,971
Total liabilities	(462,264)	(472,958)
Recurring Basis | Short-term investments
Assets:
Fair value of investment	129,586	234,606
Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	870	2,117
Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	70,849	59,484
Recurring Basis | Call option
Assets:
Derivative assets	290,971	395,095
Recurring Basis | Embedded conversion option
Assets:
Embedded conversion option	0	349
Recurring Basis | Interest rate contracts
Assets:
Derivative assets	2,474	0
Liabilities:
Derivative liabilities	(6,027)	(18,768)
Recurring Basis | Cash conversion option
Liabilities:
Derivative liabilities	(292,263)	(399,262)
Level 1 | Recurring Basis
Assets:
Foreign exchange contracts	0	0
Total assets	870	2,467
Liabilities:
Foreign exchange contracts	0	0
Contingent consideration	0	0
Total liabilities	0	0
Level 1 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	350
Level 1 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	870	2,117
Level 1 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 1 | Recurring Basis | Call option
Assets:
Derivative assets	0	0
Level 1 | Recurring Basis | Embedded conversion option
Assets:
Embedded conversion option	0	0
Level 1 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 1 | Recurring Basis | Cash conversion option
Liabilities:
Derivative liabilities	0	0
Level 2 | Recurring Basis
Assets:
Foreign exchange contracts	6,689	2,673
Total assets	429,720	632,373
Liabilities:
Foreign exchange contracts	(1,814)	(5,957)
Contingent consideration	0	0
Total liabilities	(300,104)	(423,987)
Level 2 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	129,586	234,256
Level 2 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	0	0
Level 2 | Recurring Basis | Call option
Assets:
Derivative assets	290,971	395,095
Level 2 | Recurring Basis | Embedded conversion option
Assets:
Embedded conversion option	0	349
Level 2 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	2,474	0
Liabilities:
Derivative liabilities	(6,027)	(18,768)
Level 2 | Recurring Basis | Cash conversion option
Liabilities:
Derivative liabilities	(292,263)	(399,262)
Level 3 | Recurring Basis
Assets:
Foreign exchange contracts	0	0
Total assets	70,849	59,484
Liabilities:
Foreign exchange contracts	0	0
Contingent consideration	162,160	48,971
Total liabilities	(162,160)	(48,971)
Level 3 | Recurring Basis | Short-term investments
Assets:
Fair value of investment	0	0
Level 3 | Recurring Basis | Marketable equity securities
Assets:
Fair value of investment	0	0
Level 3 | Recurring Basis | Non-marketable equity securities
Assets:
Fair value of investment	70,849	59,484
Level 3 | Recurring Basis | Call option
Assets:
Derivative assets	0	0
Level 3 | Recurring Basis | Embedded conversion option
Assets:
Embedded conversion option	0	0
Level 3 | Recurring Basis | Interest rate contracts
Assets:
Derivative assets	0	0
Liabilities:
Derivative liabilities	0	0
Level 3 | Recurring Basis | Cash conversion option
Liabilities:
Derivative liabilities	$ 0	$ 0